INCOME TAX (Schedule of Current and Deferred Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Current taxes on profit for the year	$ 91,751	$ 42,096
Changes in estimates related to prior years	4,717	540
Total current tax expense (income) and adjustments for current tax of prior periods	96,468	42,636
Origination and reversal of temporary differences and foreign exchange rate	(31,163)	(16,899)
Changes in estimates related to prior years	5,003	6,879
Effect of differences in tax rates	(5)	(37)
Deferred tax expense (income)	(26,165)	(10,057)
Total tax expense	$ 70,303	$ 32,579